CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
Thousands

of U.S. dollars
2020 2021
Cash at bank

and in

hand
139,264 93,464
Short-term financial

investments
69,730 35,360
Total 208,994 128,824
15) CASH

AND CASH EQUIVALENTS
“Short-term financial

investments”

comprises

short

-term fixed-income

securities

in Brazil,

which

mature in less

than

90 days
from acquisition

date and can

be converted

into cash immediately

and accrue

interest pegged

to the

CDI.